Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$134,310	$(26,318)	$107,992
Additions	635	-	635
Depreciation	-	(2,705)	(2,705)
Balance June 30, 2019	$134,945	$(29,023)	$105,922